Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011 Series A Cumulative Redeemable Preferred Stock	Sep. 30, 2011 Common Stock Class A [Member]	Dec. 31, 2010 Common Stock Class A [Member]	Sep. 30, 2011 Common Stock Class B [Member]	Dec. 31, 2010 Common Stock Class B [Member]	Sep. 30, 2011 Common Stock Class C [Member]	Dec. 31, 2010 Common Stock Class C [Member]	Jun. 30, 2011 Citadel Broadcasting Corp. [Member] Successor [Member]	Dec. 31, 2010 Citadel Broadcasting Corp. [Member] Successor [Member]	Jun. 30, 2011 Citadel Broadcasting Corp. [Member] Successor [Member] Common Stock Class A [Member]	Dec. 31, 2010 Citadel Broadcasting Corp. [Member] Successor [Member] Common Stock Class A [Member]	Jun. 30, 2011 Citadel Broadcasting Corp. [Member] Successor [Member] Common Stock Class B [Member]	Dec. 31, 2010 Citadel Broadcasting Corp. [Member] Successor [Member] Common Stock Class B [Member]
Assets
Cash and cash equivalents	$ 47,076	$ 12,814								$ 104,803	$ 111,624
Restricted cash	3,477	604
Accounts receivable	233,422	38,267								142,401	138,751
Trade receivable	7,348	3,605
Prepaid expenses and other current assets	53,233	4,403								31,937	37,418
Total current assets	344,556	59,693								279,141	287,793
Property and equipment, net	260,787	39,684								196,008	200,121
Broadcast licenses	1,624,809	160,418								887,975	893,610
Other intangible assets, net	442,563	552
Goodwill	1,313,197	56,079								763,849	763,849
Customer and affiliate relationships, net										162,085	195,080
Other assets	86,168	3,210								63,296	67,661
Total assets	4,072,080	319,636								2,352,354	2,408,114
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Accounts payable and accrued expenses	151,546	20,365								49,850	56,661
Senior debt, current											3,500
Trade payable	5,845	3,569
Derivative instrument		3,683
Current portion of long-term debt	9,938	15,165
Total current liabilities	167,329	42,782								49,850	60,161
Long-term debt	2,280,103	575,843								296,500	346,500
Senior notes	610,000									400,000	400,000
Other liabilities	68,961	17,590								54,068	58,342
Deferred income taxes	528,357	24,730								255,756	268,454
Total liabilities	3,654,750	660,945								1,056,174	1,133,457
Commitments and contingencies
Redeemable preferred stock:
Total redeemable preferred stock	110,937		110,937
Stockholders' equity (deficit):
Preferred stock
Common stock				1,430	596	124	58	6	6			5	5	19	18
Treasury stock	(251,148)	(256,792)								(6,575)
Equity held in reserve										7,887	13,182
Additional paid-in-capital	1,528,316	964,156								1,294,526	1,263,235
Retained earnings (accumulated deficit)	(972,335)	(1,049,333)								318	(1,783)
Total stockholders' equity (deficit)	306,393	(341,309)		1,430	596	124	58	6	6	1,296,180	1,274,657
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	$ 4,072,080	$ 319,636								$ 2,352,354	$ 2,408,114